Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 4,784	$ 4,547
Intangible	10,720	10,514	$ 10,195	$ 11,631
Property, plant and equipment	44,293	39,984	$ 44,582	$ 48,396
Total	59,797	55,045
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	2,309	2,046
Intangible	8,966	8,847
Property, plant and equipment	32,589	28,706
Total	43,864	39,599
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	1,753	1,666
Property, plant and equipment	9,886	9,452
Total	11,639	11,118
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	3
Total	4	3
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,866	1,885
Property, plant and equipment	64	61
Total	1,930	1,946
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	3	4
Total	4	5
Asia Except Indonesia And China [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	652	654
Total	652	654
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	595	589
Total	595	589
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	609	616
Property, plant and equipment	500	515
Total	$ 1,109	$ 1,131